PROVISION FOR DISMANTLEMENT (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement		4.00%	4.00%	4.00%
Maximum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement		5.00%	5.00%	5.00%
Provision for dismantlement [member]
Disclosure of other provisions [line items]
Balance at beginning of year		¥ 50,888,000,000	¥ 50,063,000,000
New projects	[1]	1,244,000,000	1,395,000,000
Revision	[1]	421,000,000	(2,072,000,000)
Utilization		(440,000,000)	(398,000,000)
Deletions		0	(33,000,000)
Unwinding of discount (note 7)	[2]	2,145,000,000	2,185,000,000
Exchange differences		(185,000,000)	(252,000,000)
Balance at end of year		54,073,000,000	50,888,000,000
Current portion of dismantlement included in other payables and accrued liabilities (note 23)		(1,180,000,000)	(462,000,000)
Balance at end of year, provision for dismantlement		¥ 52,893,000,000	¥ 50,426,000,000

[1]	The amounts are included in the additions of oil and gas properties in note 13.
[2]	The discount rates used for calculating the provision for dismantlement are within the range of 4% to 5% (2016: 4% to 5%, 2015: 4% to 5%).